Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Prepaid expenses	$ 240	$ 176
Institutions	183	164
Restricted Cash	90	89
Others	74	3
Total	$ 587	$ 432